RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 138	$ 113	$ 105
Adjustment to Pigments & Additives opening balance sheet liabilities	1	1
Reversal of reserves no longer required	(13)	(5)	(26)
Net activity of discontinued operations		(2)	(3)
Foreign currency effect on liability balance	(9)	(10)	2
Accrued liabilities at the end of the period	168	138	113
Current portion of restructuring reserves	117	89
Long-term portion of restructuring reserves	51	49
Corporate and other
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	4	9	2
Restructuring charges	8	13
Reversal of reserves no longer required	(1)	(1)
Accrued liabilities at the end of the period	4	4	9
Current portion of restructuring reserves	4
Polyurethanes
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	6	9	27
Reversal of reserves no longer required	(4)	(1)	(9)
Foreign currency effect on liability balance	(1)	(1)
Accrued liabilities at the end of the period	5	6	9
Current portion of restructuring reserves	4
Long-term portion of restructuring reserves	1
Performance Products
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	9	10
Reversal of reserves no longer required	(1)
Foreign currency effect on liability balance	(1)	(2)	(1)
Accrued liabilities at the end of the period	9	9	10
Current portion of restructuring reserves	9
Advanced Materials
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	5	12	27
Reversal of reserves no longer required		(2)	(8)
Foreign currency effect on liability balance		(1)
Accrued liabilities at the end of the period	4	5	12
Long-term portion of restructuring reserves	4
Textile Effects
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	54	68	42
Reversal of reserves no longer required	(7)	(1)	(9)
Foreign currency effect on liability balance	(1)	(6)	2
Accrued liabilities at the end of the period	55	54	68
Current portion of restructuring reserves	16
Long-term portion of restructuring reserves	39
Pigments and Additives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	59	2	1
Adjustment to Pigments & Additives opening balance sheet liabilities	1	1
Foreign currency effect on liability balance	(6)		1
Accrued liabilities at the end of the period	90	59	2
Current portion of restructuring reserves	83
Long-term portion of restructuring reserves	7
Discontinued Operations
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	1	3	6
Net activity of discontinued operations		(2)	(3)
Accrued liabilities at the end of the period	1	1	3
Current portion of restructuring reserves	1
2012 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges			121
Restructuring payments			(104)
2012 and prior initiatives | Corporate and other
Accrued restructuring costs rollforward
Restructuring charges			1
Restructuring payments			(1)
2012 and prior initiatives | Polyurethanes
Accrued restructuring costs rollforward
Restructuring charges			5
Restructuring payments			(14)
2012 and prior initiatives | Advanced Materials
Accrued restructuring costs rollforward
Restructuring charges			38
Restructuring payments			(45)
2012 and prior initiatives | Textile Effects
Accrued restructuring costs rollforward
Restructuring charges			73
Restructuring payments			(41)
2012 and prior initiatives | Pigments and Additives
Accrued restructuring costs rollforward
Restructuring charges			4
Restructuring payments			(3)
2013 initiatives
Accrued restructuring costs rollforward
Restructuring charges			36
Restructuring payments			(18)
2013 initiatives | Corporate and other
Accrued restructuring costs rollforward
Restructuring charges			17
Restructuring payments			(10)
2013 initiatives | Performance Products
Accrued restructuring costs rollforward
Restructuring charges			18
Restructuring payments			(7)
2013 initiatives | Textile Effects
Accrued restructuring costs rollforward
Restructuring charges			1
2013 initiatives | Pigments and Additives
Accrued restructuring costs rollforward
Restructuring payments			$ (1)
2013 and prior initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	75
Restructuring charges		65
Restructuring payments		(86)
Accrued liabilities at the end of the period	68	75
2013 and prior initiatives | Corporate and other
Accrued restructuring costs rollforward
Restructuring charges		14
Restructuring payments		(18)
2013 and prior initiatives | Polyurethanes
Accrued restructuring costs rollforward
Restructuring charges		2
Restructuring payments		(3)
2013 and prior initiatives | Performance Products
Accrued restructuring costs rollforward
Restructuring charges		23
Restructuring payments		(22)
2013 and prior initiatives | Advanced Materials
Accrued restructuring costs rollforward
Restructuring charges		10
Restructuring payments		(14)
2013 and prior initiatives | Textile Effects
Accrued restructuring costs rollforward
Restructuring charges		13
Restructuring payments		(25)
2013 and prior initiatives | Pigments and Additives
Accrued restructuring costs rollforward
Restructuring charges		3
Restructuring payments		(4)
2014 initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	63
Restructuring charges		64
Restructuring payments		(2)
Accrued liabilities at the end of the period	75	63
2014 initiatives | Advanced Materials
Accrued restructuring costs rollforward
Restructuring charges		1
Restructuring payments		(1)
2014 initiatives | Textile Effects
Accrued restructuring costs rollforward
Restructuring charges		6
Restructuring payments		(1)
2014 initiatives | Pigments and Additives
Accrued restructuring costs rollforward
Restructuring charges		$ 57
2014 initiatives and prior
Accrued restructuring costs rollforward
Restructuring charges	133
Restructuring payments	(114)
2014 initiatives and prior | Corporate and other
Accrued restructuring costs rollforward
Restructuring charges	8
Restructuring payments	(7)
2014 initiatives and prior | Polyurethanes
Accrued restructuring costs rollforward
Restructuring charges	2
Restructuring payments	(4)
2014 initiatives and prior | Performance Products
Accrued restructuring costs rollforward
Restructuring charges	3
Restructuring payments	(8)
2014 initiatives and prior | Advanced Materials
Accrued restructuring costs rollforward
Restructuring charges	1
Restructuring payments	(2)
2014 initiatives and prior | Textile Effects
Accrued restructuring costs rollforward
Restructuring charges	42
Restructuring payments	(34)
2014 initiatives and prior | Pigments and Additives
Accrued restructuring costs rollforward
Restructuring charges	77
Restructuring payments	(59)
2015 initiatives
Accrued restructuring costs rollforward
Restructuring charges	67
Restructuring payments	(35)
Accrued liabilities at the end of the period	25
2015 initiatives | Corporate and other
Accrued restructuring costs rollforward
Restructuring charges	1
Restructuring payments	(1)
2015 initiatives | Polyurethanes
Accrued restructuring costs rollforward
Restructuring charges	17
Restructuring payments	(11)
2015 initiatives | Performance Products
Accrued restructuring costs rollforward
Restructuring charges	8
Restructuring payments	(1)
2015 initiatives | Advanced Materials
Accrued restructuring costs rollforward
Restructuring charges	5
Restructuring payments	(5)
2015 initiatives | Textile Effects
Accrued restructuring costs rollforward
Restructuring charges	2
Restructuring payments	(1)
2015 initiatives | Pigments and Additives
Accrued restructuring costs rollforward
Restructuring charges	34
Restructuring payments	$ (16)